Other Receivables Prepaid Expenses and Loans to Others (Tables)	12 Months Ended
Dec. 31, 2022
Other Receivables Prepaid Expenses and Loans to Others (Tables) [Line Items]
Schedule of other receivables and prepaid expenses
	December 31
	2022	2021
	USD in thousands

Government institutions	924	79
Prepaid expenses	469	126
Advances to suppliers	417	18
Other	118	192
	1,928	415

Schedule of loans to others
	December 31
	2022	2021
	USD in thousands
Loan to Safee (see note 4D)	71	-
Loan to A.I Systems Ltd. *	940	-
	1,011	-